            Annual Notice of Securities Sold Pursuant to Rule 24F-2


                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington,  D.C.  20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instruction at end of Form before preparing Form.

1.    Name and address of issuer:  Paragon Life Insurance Company
                                   100 South Brentwood
                                   St. Louis, MO 63105
2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [_]
     Scudder Variable Life Investment Fund - Money Market Portfolio
     Scudder Variable Life Investment Fund - International Portfolio
     Scudder Variable Life Investment Fund - Capital Growth Portfolio
     Scudder Variable Life Investment Fund - Balanced Portfolio
     Scudder Variable Life Investment Fund - Bond Portfolio
     Scudder Variable Life Investment Fund - Growth and Income Portfolio
     Scudder Variable Life Investment Fund - Global Discovery Portfolio
     Scudder Variable Life Investment Fund - 21st Century Growth Portfolio
     Scudder Variable Life Investment Fund - Growth Portfolio
     Dean Witter Variable Investment Series - Money Market Portfolio
     Dean Witter Variable Investment Series - High Yield Portfolio
     Dean Witter Variable Investment Series - Equity Portfolio
     Dean Witter Variable Investment Series - Strategist Portfolio
     Dean Witter Variable Investment Series - Quality Income Plus Portfolio
     Dean Witter Variable Investment Series - Dividend Growth Portfolio
     Dean Witter Variable Investment Series - Utilities Portfolio
     Dean Witter Variable Investment Series - Capital Growth Portfolio
     Dean Witter Variable Investment Series - European Growth Portfolio
     Dean Witter Variable Investment Series - Pacific Growth Portfolio
     Dean Witter Variable Investment Series - Global Dividend Growth Portfolio
     Dean Witter Variable Investment Series - Income Builder Portfolio
     Dean Witter Variable Investment Series - Competitive Edge Portfolio
     MFS Variable Insurance Trust - Bond Series
     MFS Variable Insurance Trust - High Income Series
     MFS Variable Insurance Trust - Money Market Series
     MFS Variable Insurance Trust - Emerging Growth Series
     MFS Variable Insurance Trust - Utilities Series
     MFS Variable Insurance Trust - Investors Trust
     MFS Variable Insurance Trust - Total Return Series
     MFS Variable Insurance Trust - Research Series
     MFS Variable Insurance Trust - Strategic Income
     MFS Variable Insurance Trust - Capital Opportunities Series
     MFS Variable Insurance Trust - New Discovery Series
     MFS Variable Insurance Trust - Investors Growth Stock
     MFS Variable Insurance Trust - Global Equity Series
     MFS Variable Insurance Trust - Mid Cap Growth Series
     MFS Variable Insurance Trust - Value Series
     Putnam Variable Trust - Money Market Fund
     Putnam Variable Trust - New Opportunities Fund
     Putnam Variable Trust - Growth and Income Fund
     Putnam Variable Trust - High Yield Fund
     Putnam Variable Trust - Diversified Income Fund
     Putnam Variable Trust - Global Asset Allocation Fund
     Putnam Variable Trust - Voyager Fund
     Putnam Variable Trust - Income Fund
     Putnam Variable Trust - Global Growth Fund
     Putnam Variable Trust - Utilities Growth & Income Fund
     Putnam Variable Trust - Asia Pacific Growth Fund
     Putnam Variable Trust - International Growth Fund
     Putnam Variable Trust - Investors Fund
     Putnam Variable Trust - New Value Fund
     Putnam Variable Trust - International New Opportunities Fund
     Putnam Variable Trust - International Growth and Income Fund
     Putnam Variable Trust - Vista Fund
     T. Rowe Price Equity Series - New America Growth Portfolio
     T. Rowe Price Equity Series - Personal Strategy Balanced Portfolio
     T. Rowe Price Fixed Income Series - Limited Term Bond Portfolio
     T. Rowe Price Equity Series - Equity Income
     T. Rowe Price Equity Series - Mid Cap Growth
     Fidelity Investments VIP Fund II - Contrafund Fund
     Fidelity Investments VIP Fund  I - Equity Income Fund
     Fidelity Investments VIP Fund  I - Growth Fund
     Fidelity Investments VIP Fund II - Index 500 Fund
     Metropolitan Series - Russell 2000

3.    Investment Company Act File Number:  811-7534

      Securities Act File Number:   33-58796

4(a). Last day of year for which this Form is filed: 12/31/02

4(b). [_] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). [_] Check box if this is the last time the issuer will be filing this Form.

5.   Calculation of registration fee:

 (i)   Aggregate sale price of securities sold during the fiscal year pursuant to
      section 24(f):                                                                                    $   41,968,567
                                                                                                         -------------
(ii)  Aggregate price of securities redeemed or repurchased
      during the fiscal year:                                                         $   21,863,604
                                                                                       -------------
(iii) Aggregate price of securities redeemed or repurchased
      during any prior fiscal year ending no earlier than
      October 11, 1995 that were not previously used to reduce
      registration fees payable to the Commission:                                    $            0
                                                                                       -------------
(iv)  Total available redemption credits [add Items 5(ii)
      and 5(iii)]:                                                                                       $   21,863,604
                                                                                                          -------------


(v)    Net sales - if Item 5(i) is greater than Item 5(iv)
       [subtract Item 5(iv) from Item 5(i)]:                                  $   20,104,963
                                                                              --------------

(vi)   Redemption credits available for use in future years        $( 0 )
                                                                    ----
       - if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv)
         from Item 5(i)]:

(vii)  Multiplier for determining registration fee (See Instruction C.9):             x .00008090
                                                                                        ---------

(viii) Registration fee due [multiply Item 5(v) by Item
       5(vii)] (enter "0" if no fee is due):                                         = $  1626.50
                                                                                      -----------
6.   Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number
of shares or other units) deducted here:   0    If there is a number of shares
or                                       ------

other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use
by the issuer in future fiscal years, then state that number here:   0
                                                                   ------

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                                +$      0
                                                                                  -------
8.   Total of the amount of the registration fee due plus any interest due [line
     5(viii) plus line 7]:                                                     =$ 1626.50

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: March 25, 2003

          Method of Delivery:

                            [x] Wire Transfer

                            [_] Mail or other means

                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*                    MATTHEW K. DUFFY

                                             Matthew K. Duffy, Vice President and Chief Financial Officer
                                             --------------------------------------------------------------

Date March 27, 2003
     --------------

 *Please print the name and title of the signing officer below the signature.